Note 11 - Derivatives and Fair Value Disclosures (Details) - Financial Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Non-current derivatives	$ 1,873,295	$ 2,955,755
Current derivatives	583,368	277,212
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Non-current derivatives	384,589
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total derivatives	384,589
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Non-current derivatives	1,488,706	2,955,755
Current derivatives		277,212
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Current derivatives	583,368
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total derivatives	$ 2,072,074	$ 3,232,967